Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Comprehensive income
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments

Value adjustments at January 1, 2016	462	– 1	– 18		– 5 413	747	– 4 223

Fair value adjustments on financial instruments	– 113		15				– 98

Net actuarial losses from defined benefit plans					– 514		– 514

Currency translation effects						– 2 389	– 2 389

Total value adjustments in 2016	– 113		15		– 514	– 2 389	– 3 001

Fair value adjustments related to divestments					12		12

Value adjustments at December 31, 2016	349	– 1	– 3		– 5 915	– 1 642	– 7 212

Fair value adjustments on financial instruments	39	– 1	12				50

Net investment hedge						– 237	– 237

Net actuarial losses from defined benefit plans					851		851

Currency translation effects						2 208	2 208

Total value adjustments in 2017	39	– 1	12		851	1 971	2 872

Value adjustments at December 31, 2017, as previously reported	388	– 2	9		– 5 064	329	– 4 340

Impact of adoption of IFRS 9 on retained earnings and OCI [1]	– 177						– 177

Reclassification to presentation required under IFRS 9	– 211			211

Restated value adjustments at January 1, 2018		– 2	9	211	– 5 064	329	– 4 517

Fair value adjustments on financial instruments			12	13			25

Fair value adjustments on financial assets sold				– 16			– 16

Net investment hedge						95	95

Net actuarial gains from defined benefit plans					– 359		– 359

Currency translation effects						320	320

Total value adjustments in 2018			12	– 3	– 359	415	65

Value adjustments at December 31, 2018		– 2	21	208	– 5 423	744	– 4 452

[1] Notes 1 and 29 provide additional disclosures related to the impact of adoption of IFRS 9 Financial Instruments. OCI: other comprehensive income

Fair value adjustments financial instruments reconciliation
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on equity securities [1]	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2018, as previously reported	388		– 2	9	395

Impact of adoption of IFRS 9 on retained earnings and other comprehensive income [2]	– 177				– 177

Reclassification to presentation required under IFRS 9	– 211	211

Restated fair value adjustments at January 1, 2018		211	– 2	9	218

Changes in fair value:
– Equity securities		18			18

Amortized net losses on cash flow hedges transferred to the consolidated income statement				13	13

Deferred tax on above items		– 5		– 1	– 6

Realized net gains reclassified to the retained earnings:
– Other financial assets sold		– 16			– 16

Fair value adjustments during the year		– 3		12	9

Fair value adjustments at December 31, 2018		208	– 2	21	227

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement.

[2] Notes 1 and 29 provide aditional disclosures on impact of adoption of IFRS 9 Financial Instruments.
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2017	349	– 1	– 3	345

Changes in fair value:
– Available-for-sale marketable securities	12	– 1		11

– Available-for-sale financial investments	47			47

Realized net gains transferred to the consolidated income statement:
– Other financial assets sold	– 109			– 109

Amortized net losses on cash flow hedges transferred to the consolidated income statement			13	13

Impaired financial assets transferred to the consolidated income statement	102			102

Deferred tax on above items [1]	– 13		– 1	– 14

Fair value adjustments during the year	39	– 1	12	50

Fair value adjustments at December 31, 2017	388	– 2	9	395

[1] Included in 2017 is a USD 18 million impact related to the revaluation of deferred tax liabilities on available-for-sale financial investments held in the US that were previously recognized through other comprehensive income. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2016	462	– 1	– 18	443

Changes in fair value:
– Available-for-sale marketable securities	1			1

– Available-for-sale financial investments	– 87			– 87

Realized net gains transferred to the consolidated income statement:
– Marketable securities sold	– 1			– 1

– Other financial assets sold	– 154			– 154

Amortized net losses on cash flow hedges transferred to the consolidated income statement			16	16

Impaired financial assets transferred to the consolidated income statement	131			131

Deferred tax on above items	– 3		– 1	– 4

Fair value adjustments during the year	– 113		15	– 98

Fair value adjustments at December 31, 2016	349	– 1	– 3	345

Schedule of defined benefit plan amounts recognized in other comprehensive income
(USD millions)	2018	2017	2016

Defined benefit pension plans before tax	– 482	1 367	– 667

Other post-employment benefit plans before tax	54	76	12

Taxation on above items [1]	69	– 592	140

Total after tax	– 359	851	– 515

Attributable to:
Shareholders of Novartis AG	– 359	851	– 514

Non-controlling interests			– 1

[1] Included in 2017 is a USD -272 million impact related to the revaluation of deferred tax assets on US post-employment benefits that were previously recognized through other comprehensive income. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.